Net income (loss) per share and net income (loss) attributable to common stockholders - Anti-dilutive shares (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Stock options.
Anti-dilutive shares
Anti-dilutive shares not included in the computation of diluted income (loss) per share	32,139,614	52,198,603	52,405,826
Restricted stock units
Anti-dilutive shares
Anti-dilutive shares not included in the computation of diluted income (loss) per share	27,100,812	6,285,294	3,689,400